Revision of Prior Period Financial Statements (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2019		Dec. 31, 2020	Sep. 30, 2021
Non-controlling Interest Adjustment [Member]
Revision of Prior Period Financial Statements (Details) [Line Items]
Accounts receivable, net	$ 113,599	[1],[2]	$ 113,599
Inventory, net	768,633	[1],[2]	768,633
Accounts payable and accrued expenses	337,386		337,386
Decrease in goodwill	1,192,234		1,192,234
Increase in additional-paid-in capital	$ 647,458		647,458
VIE's [Member]
Revision of Prior Period Financial Statements (Details) [Line Items]
Accounts receivable, net			113,599	$ 113,599
Inventory, net			$ 768,633	$ 768,633

[1]	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.
[2]	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.